Business Combination - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Business Acquisition, Goodwill, Expected Tax Deductible Amount	$ 8,858,504
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	$ 1,342,000
Asset Impairment Charges		$ 686,350
Goodwill [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years